Basis of presentation and Summary of Significant accounting Policies - Summary of Percentage of Revenues (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	50.50%	49.90%	50.90%	49.90%	50.80%	48.10%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	26.40%	27.60%	26.60%	28.20%	27.30%	31.20%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	19.60%	19.80%	19.30%	19.00%	18.90%	17.20%
Accounts Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			68.80%		54.10%	53.60%
Accounts Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			17.20%		25.90%	28.00%
Accounts Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			12.70%		18.00%	16.80%